Related Party Balances and Transactions (Details) - Schedule of others payables to shareholders	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Balances and Transactions (Details) - Schedule of others payables to shareholders [Line Items]
Others payables to shareholders	¥ 6,980,836	$ 1,002,331	¥ 1,314,602
Jianhong Huang [Member]
Related Party Balances and Transactions (Details) - Schedule of others payables to shareholders [Line Items]
Relationship	Shareholder	Shareholder
Nature	Dividend	Dividend
Others payables to shareholders			1,200,000
Qing Wang [Member]
Related Party Balances and Transactions (Details) - Schedule of others payables to shareholders [Line Items]
Relationship	Shareholder	Shareholder
Nature	Business Reimbursement Payable	Business Reimbursement Payable
Others payables to shareholders	¥ 43,336	$ 6,222	114,602
Xiaogang Geng [Member]
Related Party Balances and Transactions (Details) - Schedule of others payables to shareholders [Line Items]
Relationship	Shareholder	Shareholder
Nature	Dividend	Dividend
Others payables to shareholders	¥ 6,225,000	$ 893,806
Xiaohua Jia [Member]
Related Party Balances and Transactions (Details) - Schedule of others payables to shareholders [Line Items]
Relationship	Shareholder	Shareholder
Nature	Dividend	Dividend
Others payables to shareholders	¥ 712,500	$ 102,303